Real Property Interests (Allocation and Amortization) (Details)			3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 19, 2015 USD ($)	Mar. 04, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) site item	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) site item	Dec. 31, 2013 USD ($) site item	Dec. 31, 2012 USD ($)
Acquisitions
Historical cost basis						$ 5,384,510	$ 30,306,259
Amortization expense				$ 871,935	$ 580,516	793,926	621,330	$ 325,783
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Land							1,301,916
Investments in real property interests						5,482,055	29,419,297
Below market lease intangibles, liabilities						(249,612)	(1,497,400)
Total						5,384,510	30,306,259
Unaudited pro forma results
Revenue				22,253,132	21,380,394	28,507,192	27,794,512
Net income (loss)				$ (1,935,530)	4,763,582	6,351,442	$ 5,638,763
Future estimated aggregate amortization of real property interests
2015						4,836,941
2016						4,836,941
2017						4,836,941
2018						4,834,348
2019						4,832,155
Thereafter						176,800,469
Total						$ 200,977,795
Weighted average remaining amortization period for nonperpetual real property interests				49 years		50 years	51 years
Impairment
Number of real property interests impaired | item				18		2	6
Recognized impairment charge				$ 3,578,744	8,450	$ 258,834	$ 1,005,478	183,271
Common Unitholders, Public
Net income (loss) per limited partner unit:
Basic and diluted (in dollars per share)				(0.01%)		0.15%
Subordinated Unitholder, Landmark
Net income (loss) per limited partner unit:
Basic and diluted (in dollars per share)				(0.21%)		0.15%
Landmark Infrastructure Partners LP
Impairment
Recognized impairment charge						$ 258,834	1,005,478	183,271
Landmark Infrastructure Partners LP Predecessor
Acquisitions
Amortization expense			$ 30,183
Landmark Infrastructure Partners LP Predecessor | Landmark Infrastructure Partners LP
Impairment
Recognized impairment charge				$ 3,578,744	8,450
Acquisition from related party | The 81 tenant sites and related real property interests acquired on March 4, 2015.
Acquisitions
Cash consideration		$ 25,200,000
Landmark, General Partner and affiliates | Acquisition from related party
Acquisitions
Cash consideration	$ 19,800,000			169,700,000
Amount treated as general partner distribution, difference between cash paid and historical cost of assets acquired	74,800,000			44,100,000
Historical cost basis	55,000,000		125,600,000	125,600,000
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Total	55,000,000		125,600,000	$ 125,600,000
Landmark, General Partner and affiliates | Acquisition from related party | The 81 tenant sites and related real property interests acquired on March 4, 2015.
Acquisitions
Historical cost basis						31,676,099	42,151,603
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Land						2,539,191	823,260
Investments in real property interests						29,179,701	41,348,431
Below market lease intangibles, liabilities						(1,527,346)	(1,562,855)
Total						31,676,099	42,151,603
Landmark, General Partner and affiliates | Acquisition from related party | Landmark Infrastructure Partners LP Predecessor
Acquisitions
Historical cost basis	63,793,006
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Land	2,369,474
Investments in real property interests	62,004,561
Below market lease intangibles, liabilities	(3,763,279)
Total	63,793,006
Acquired in-place leases
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets						152,067	1,033,601
Acquired in-place leases | Landmark, General Partner and affiliates | Acquisition from related party | The 81 tenant sites and related real property interests acquired on March 4, 2015.
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets						887,274	1,199,638
Acquired in-place leases | Landmark, General Partner and affiliates | Acquisition from related party | Landmark Infrastructure Partners LP Predecessor
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets	1,799,934
Acquired above-market leases
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets							48,845
Acquired above-market leases | Landmark, General Partner and affiliates | Acquisition from related party | The 81 tenant sites and related real property interests acquired on March 4, 2015.
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets						$ 597,279	$ 343,129
Acquired above-market leases | Landmark, General Partner and affiliates | Acquisition from related party | Landmark Infrastructure Partners LP Predecessor
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets	$ 1,382,316
Impaired Real Property Interest
Impairment
Number of real property interests impaired | site				18		2	6
Number of vacated real property interests | site				1
Recognized impairment charge				$ 3,600,000	8,450	$ 300,000	$ 1,000,000	200,000
Impaired real property interests at period end			$ 0	$ 0	$ 0	$ 0	$ 149,555	$ 0
MetroPCS | Impaired Real Property Interest
Impairment
Number of real property interests impaired | site				13
Number of termination notices | site				23
Recognized impairment charge				$ 2,900,000
Other | Impaired Real Property Interest
Impairment
Recognized impairment charge				$ 700,000